Variable Interest Entities	12 Months Ended
Sep. 01, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities

We have interests in entities that are VIEs. If we are the primary beneficiary of a VIE, we are required to consolidate it. To determine if we are the primary beneficiary, we evaluate whether we have the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our evaluation includes identification of significant activities and an assessment of our ability to direct those activities based on governance provisions and arrangements to provide or receive product and process technology, product supply, operations services, equity funding, financing, and other applicable agreements and circumstances. Our assessments of whether we are the primary beneficiary of our VIEs require significant assumptions and judgments.

Unconsolidated VIEs

Inotera: Inotera is a VIE because of the terms of its supply agreement with us. We have determined that we do not have the power to direct the activities of Inotera that most significantly impact its economic performance, primarily due to limitations on our governance rights that require the consent of other parties for key operating decisions and due to Inotera's dependence on Nanya for financing and the ability of Inotera to operate in Taiwan. Therefore, we do not consolidate Inotera and we account for our interest under the equity method. (See "Equity Method Investments – Inotera" note.)

EQUVO: EQUVO HK Limited ("EQUVO") is a special purpose entity created to facilitate an equipment sale-leaseback financing transaction between us and a consortium of financial institutions. Neither we nor the financing entities have an equity interest in EQUVO. EQUVO is a VIE because its equity is not sufficient to permit it to finance its activities without additional support from the financing entities and because the third-party equity holder lacks characteristics of a controlling financial interest. By design, the arrangement with EQUVO is merely a financing vehicle and we do not bear any significant risks from variable interests with EQUVO. Therefore, we have determined that we do not have the power to direct the activities of EQUVO that most significantly impact its economic performance and we do not consolidate EQUVO.

SC Hiroshima Energy Corporation: SC Hiroshima Energy Corporation ("SCHE") is an entity created to construct and operate a cogeneration, electrical power plant to support our wafer manufacturing facility in Hiroshima, Japan. We do not have an equity interest in SCHE. SCHE is a VIE due to the nature of its tolling agreements with us and our option to purchase SCHE's assets. We do not control the operation and maintenance of the plant, which we have determined are the activities of SCHE that most significantly impact its economic performance. Therefore, we do not consolidate SCHE.

PTI Xi'an: Powertech Technology Inc. Xi'an ("PTI Xi'an") is a wholly-owned subsidiary of Powertech Technology Inc. ("PTI") and was created to provide assembly services to us at our manufacturing site in Xi'an, China. We do not have an equity interest in PTI Xi'an. PTI Xi'an is a VIE because of the terms of its service agreement with us and its dependency on PTI to finance its operations. We have determined that we do not have the power to direct the activities of PTI Xi'an that most significantly impact its economic performance, primarily because we have no governance rights. Therefore, we do not consolidate PTI Xi'an.

Consolidated VIEs

IMFT: IMFT is a VIE because all of its costs are passed to us and its other member, Intel, through product purchase agreements and because IMFT is dependent upon us or Intel for additional cash requirements.  The primary activities of IMFT are driven by the constant introduction of product and process technology. Because we perform a significant majority of the technology development, we have the power to direct its key activities.  In addition, IMFT manufactures certain products exclusively for us using our technology. We consolidate IMFT because we have the power to direct the activities of IMFT that most significantly impact its economic performance and because we have the obligation to absorb losses and the right to receive benefits from IMFT that could potentially be significant to it.

MP Mask: On May 5, 2016, we acquired all of the remaining interest of MP Mask from its other member, Photronics. Prior to May 5, 2016, we consolidated MP Mask because we had the power to direct the activities of MP Mask that most significantly impacted its economic performance and because we had the obligation to absorb losses and the right to receive benefits from MP Mask that could potentially have been significant to it.

(See "Equity – Noncontrolling Interests in Subsidiaries" note.)